Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Contributed equity	$ 213,232,719	$ 195,352,543
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	203,570,765	185,690,589
Options over ordinary sharesv - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954